REIMBURSEMENT RIGHTS AND OBLIGATIONS - Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
REIMBURSEMENT RIGHTS AND OBLIGATIONS
CCC	R$ 2,967,693	R$ 1,977,183
Provision CCC - ADA	(1,439,090)	(741,624)
Reimbursement of CDE	39,191	347,876
Electrical sector remuneration		74,527
Reimbursement rights, Current Assets	1,567,794	1,657,962
CCC	9,497,829	9,871,342
Portion from Gas Transportation	(2,988,797)	(2,364,318)
Reimbursement rights, Non-current Assets	6,509,032	7,507,024
CCC		129,403
PROINFA	1,346,660	992,728
Reimbursement of CDE	45,882	45,373
Electrical sector remuneration		700,581
Reimbursement obligations, Current Liabilities	1,392,542	1,868,085
CCC	1,062,634	1,516,313
Reimbursement obligations, Non-Current Liabilities	R$ 1,062,634	R$ 1,516,313